employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2020
employee benefits expense
Schedule of employee benefit expenses

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Employee benefits expense – gross
Wages and salaries		$901	$762	$1,781	$1,465
Share-based compensation	14	46	30	78	64
Pensions – defined benefit	15(a)	25	19	52	39
Pensions – defined contribution	15(b)	25	20	46	43
Restructuring costs	16(a)	10	19	20	34
Other		43	47	89	89
		1,050	897	2,066	1,734
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(16)	(12)	(33)	(24)
Amortized		13	11	26	23
Contract fulfilment costs	20
Capitalized		(1)	—	(2)	(1)
Amortized		1	—	2	1
Property, plant and equipment		(83)	(90)	(170)	(175)
Intangible assets subject to amortization		(53)	(48)	(105)	(94)
		(139)	(139)	(282)	(270)
		$911	$758	$1,784	$1,464